UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     April 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $343,855 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104     2802   231006 SH       SOLE                    35516        0   195490
BALDWIN & LYONS INC            CL B             057755209     5614   220575 SH       SOLE                    33700        0   186875
BROWN & BROWN INC              COM              115236101     7615   281500 SH       SOLE                    43300        0   238200
CSG SYS INTL INC               COM              126349109     5222   208700 SH       SOLE                    31700        0   177000
CAL DIVE INTL INC DEL          COM              12802T101     8410   688800 SH       SOLE                    99700        0   589100
CARBO CERAMICS INC             COM              140781105     5744   123400 SH       SOLE                    19000        0   104400
CATALINA MARKETING CORP        COM              148867104     6701   212200 SH       SOLE                    32500        0   179700
CHARLES RIV LABS INTL INC      COM              159864107     5570   120400 SH       SOLE                    18600        0   101800
CHEMED CORP NEW                COM              16359R103     7980   163000 SH       SOLE                    25100        0   137900
DESCARTES SYS GROUP INC        COM              249906108     4751  1084700 SH       SOLE                   234600        0   850100
DEVRY INC DEL                  COM              251893103     9324   317700 SH       SOLE                    48800        0   268900
DOLLAR TREE INC                COM              256747106     8493   222100 SH       SOLE                    34100        0   188000
DOREL INDUSTRIES INC           CL B SUB VTG     25822C205    19136   589098 SH       SOLE                   129898        0   459200
ETHAN ALLEN INTERIORS INC      COM              297602104     4933   139600 SH       SOLE                    21400        0   118200
GILDAN ACTIVEWEAR INC          COM              375916103    13902   235700 SH       SOLE                    62900        0   172800
HEARTLAND EXPRESS INC          COM              422347104     3359   211496 SH       SOLE                    32432        0   179064
HEWITT ASSOCS INC              COM              42822Q100    12370   423200 SH       SOLE                    64900        0   358300
HILB ROGAL & HOBBS CO          COM              431294107     1584    32300 SH       SOLE                     4900        0    27400
HOME DIAGNOSTICS INC DEL       COM              437080104     3193   295200 SH       SOLE                    38800        0   256400
HOUSEVALUES INC                COM              44183Y102     5311  1049600 SH       SOLE                   162300        0   887300
INTERACTIVE DATA CORP          COM              45840J107    16238   656100 SH       SOLE                   100500        0   555600
INTERNATIONAL SPEEDWAY CORP    COM              460335201    10940   211600 SH       SOLE                    32400        0   179200
JACKSON HEWITT TAX SVCS INC    COM              468202106     8644   268600 SH       SOLE                    40700        0   227900
KINETIC CONCEPTS INC           COM NEW          49460W208     8508   168000 SH       SOLE                    25800        0   142200
LHC GROUP INC                  COM              50187A107     2474    76300 SH       SOLE                    11600        0    64700
LEARNING TREE INTL INC         COM              522015106     8767   781400 SH       SOLE                   120100        0   661300
PALM HARBOR HOMES              COM              696639103     1120    78100 SH       SOLE                    11100        0    67000
QLOGIC CORP                    COM              747277101     7038   414000 SH       SOLE                    61200        0   352800
RLI CORP                       COM              749607107     7130   129800 SH       SOLE                    19900        0   109900
RITCHIE BROS AUCTIONEERS       COM              767744105     5491    93840 SH       SOLE                    20940        0    72900
SPDR TR			       UNIT SER 1       78462F103     3181    22400 SH       SOLE                        0        0    22400
SABRE HLDGS CORP               CL A             785905100     5325   162600 SH       SOLE                    25200        0   137400
SAFENET INC                    COM              78645R107     4650   164300 SH       SOLE                    25200        0   139100
SAGA COMMUNICATIONS INC        COM NEW          786598300     6079   624750 SH       SOLE                    94825        0   529925
SELECT COMFORT CORP            COM              81616X103     4455   250300 SH       SOLE                    37450        0   212850
SOTHEBYS                       COM              835898107    14847   333800 SH       SOLE                    51300        0   282500
STANTEC INC                    COM              85472N109    19638   713100 SH       SOLE                   140400        0   572700
TEMPUR PEDIC INTL INC          COM              88023U101    11015   423800 SH       SOLE                    65000        0   358800
USA MOBILITY INC               COM              90341G103    11984   601300 SH       SOLE                    92700        0   508600
UNIVERSAL HLTH SVCS INC        COM              913903100     6259   109300 SH       SOLE                    16500        0    92800
UNIVERSAL TECHNICAL INST INC   COM              913915104     4332   187700 SH       SOLE                    28900        0   158800
VITRAN CORPORATION             COM              92850E107     8287   419050 SH       SOLE                    93000        0   326050
WADDELL & REED FINL INC        COM              930059100     9876   423500 SH       SOLE                    64400        0   359100
WILEY JOHN & SONS INC          COM              968223206     8994   238200 SH       SOLE                    36500        0   201700
WORLD WRESTLING ENTMT INC      COM              98156Q108     6569   403000 SH       SOLE                    61700        0   341300